Restatement - Summary of effects of the restatement for the errors on the consolidated statements of comprehensive loss (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales and marketing, expenses from related party	¥ 21,099	¥ 51,753	¥ 0
Loans
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues from related party	31,980	105,492	102,997
Advertising, marketing and other services (including revenues from related party of nil, RMB13,405 and RMB6,858 for the years ended December 31, 2017, 2018 and 2019, respectively)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues from related party	¥ 6,858	¥ 13,405	¥ 0